Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Principal Variable Contracts Funds, Inc.
Entity Central Index Key	0000012601
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000260396
Shareholder Report [Line Items]
Fund Name	Blue Chip Account
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Blue Chip Account (the "Fund") for the period of January 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$44	0.90%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.90%	[1]
AssetsNet	$ 21,849,000
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	41.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$21,849 Total Number of Portfolio Holdings37 Portfolio Turnover Rate (annualized)41.6%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.46%
Investment Companies	0.42%
Other Assets and Liabilities	0.12%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Technology	30.72%
Communications	27.56%
Financial	21.40%
Industrial	10.82%
Consumer, Non-cyclical	6.34%
Consumer, Cyclical	2.14%
Basic Materials	0.48%
Money Market Funds	0.42%
Other Assets and Liabilities	0.12%
Total Net Assets	100.00%

C000112990
Shareholder Report [Line Items]
Fund Name	Bond Market Index Account
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Bond Market Index Account (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$7	0.15%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%	[2]
AssetsNet	$ 1,695,931,000
Holdings Count | Holding	4,143
InvestmentCompanyPortfolioTurnover	33.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,695,931 Total Number of Portfolio Holdings4,143 Portfolio Turnover Rate (annualized)33.2%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	70.58%
Bonds	27.73%
Investment Companies	1.32%
Municipal Bonds	0.53%
Other Assets and Liabilities	(0.16)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Government	49.61%
Mortgage Securities	24.92%
Financial	7.70%
Consumer, Non-cyclical	4.21%
Utilities	2.45%
Communications	2.27%
Technology	1.93%
Industrial	1.74%
Energy	1.70%
Consumer, Cyclical	1.26%
Money Market Funds	1.16%
Basic Materials	0.52%
Revenue Bonds	0.30%
General Obligation Unlimited	0.16%
Exchange-Traded Funds	0.16%
Prerefunded	0.03%
Insured	0.03%
General Obligation Limited	0.01%
Other Assets and Liabilities	(0.16)%
Total Net Assets	100.00%

C000020925
Shareholder Report [Line Items]
Fund Name	Core Plus Bond Account
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Core Plus Bond Account (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$24	0.48%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[3]
AssetsNet	$ 243,425,000
Holdings Count | Holding	762
InvestmentCompanyPortfolioTurnover	106.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$243,425 Total Number of Portfolio Holdings762 Portfolio Turnover Rate (annualized)106.8%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	60.63%
U.S. Government & Government Agency Obligations	29.04%
Investment Companies	10.67%
Senior Floating Rate Interests	1.93%
Common Stocks	0.01%
Preferred Stocks	0.00%
Other Assets and LiabilitiesFootnote Reference*	(2.28)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Mortgage Securities	30.54%
Financial	14.32%
Asset Backed Securities	10.05%
Exchange-Traded Funds	7.40%
Government	6.69%
Consumer, Non-cyclical	6.22%
Utilities	4.30%
Consumer, Cyclical	4.01%
Communications	3.97%
Technology	3.43%
Industrial	3.42%
Money Market Funds	3.27%
Energy	3.00%
Basic Materials	1.66%
Other Assets and LiabilitiesFootnote Reference*	(2.28)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000186093
Shareholder Report [Line Items]
Fund Name	Diversified Balanced Account
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Balanced Account (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$3	0.06%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[4]
AssetsNet	$ 467,480,000
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	10.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$467,480 Total Number of Portfolio Holdings5 Portfolio Turnover Rate (annualized)10.1%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	49.57%
Domestic Equity Funds	43.42%
International Equity Funds	7.03%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

C000081996
Shareholder Report [Line Items]
Fund Name	Diversified Balanced Account
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Balanced Account (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$16	0.31%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[5]
AssetsNet	$ 467,480,000
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	10.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$467,480 Total Number of Portfolio Holdings5 Portfolio Turnover Rate (annualized)10.1%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	49.57%
Domestic Equity Funds	43.42%
International Equity Funds	7.03%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

C000178859
Shareholder Report [Line Items]
Fund Name	Diversified Balanced Adaptive Allocation Account
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Balanced Adaptive Allocation Account (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$19	0.38%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[6]
AssetsNet	$ 286,853,000
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	53.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$286,853 Total Number of Portfolio Holdings7 Portfolio Turnover Rate (annualized)53.4%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.06%
Other Assets and Liabilities	(0.06)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	49.65%
Domestic Equity Funds	37.49%
International Equity Funds	7.00%
Money Market Funds	5.92%
Other Assets and Liabilities	(0.06)%
Total Net Assets	100.00%

C000081997
Shareholder Report [Line Items]
Fund Name	Diversified Growth Account
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Growth Account (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[7]
AssetsNet	$ 1,729,887,000
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	10.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,729,887 Total Number of Portfolio Holdings5 Portfolio Turnover Rate (annualized)10.3%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	55.40%
Fixed Income Funds	34.62%
International Equity Funds	10.01%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

C000178860
Shareholder Report [Line Items]
Fund Name	Diversified Growth Adaptive Allocation Account
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Growth Adaptive Allocation Account (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$19	0.37%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[8]
AssetsNet	$ 1,596,585,000
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	56.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,596,585 Total Number of Portfolio Holdings7 Portfolio Turnover Rate (annualized)56.6%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.12%
Other Assets and Liabilities	(0.12)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	47.72%
Fixed Income Funds	34.67%
International Equity Funds	9.98%
Money Market Funds	7.75%
Other Assets and Liabilities	(0.12)%
Total Net Assets	100.00%

C000112991
Shareholder Report [Line Items]
Fund Name	Diversified Income Account
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Income Account (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$16	0.31%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[9]
AssetsNet	$ 168,724,000
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	12.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$168,724 Total Number of Portfolio Holdings5 Portfolio Turnover Rate (annualized)12.5%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	64.62%
Domestic Equity Funds	31.38%
International Equity Funds	4.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

C000020929
Shareholder Report [Line Items]
Fund Name	Diversified International Account
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified International Account (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$45	0.87%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.87%	[10]
AssetsNet	$ 266,947,000
Holdings Count | Holding	104
InvestmentCompanyPortfolioTurnover	59.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$266,947 Total Number of Portfolio Holdings104 Portfolio Turnover Rate (annualized)59.9%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	98.32%
Investment Companies	1.26%
Preferred Stocks	0.02%
Other Assets and Liabilities	0.40%
Total Net Assets	100.00%

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
United Kingdom	14.65%
Japan	12.98%
Taiwan	8.10%
Netherlands	7.92%
Canada	7.54%
Korea, Republic Of	5.79%
France	4.42%
Ireland	4.27%
China	3.68%
Germany	3.06%
Sweden	2.99%
Italy	2.66%
Hong Kong	2.35%
Singapore	2.15%
Brazil	1.89%
Greece	1.61%
Austria	1.60%
Peru	1.44%
United States	1.42%
India	1.42%
Other LocationsFootnote Reference*	7.66%
Other Assets and Liabilities	0.40%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

C000038528
Shareholder Report [Line Items]
Fund Name	Equity Income Account
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Equity Income Account (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$24	0.47%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[11]
AssetsNet	$ 741,579,000
Holdings Count | Holding	58
InvestmentCompanyPortfolioTurnover	34.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$741,579 Total Number of Portfolio Holdings58 Portfolio Turnover Rate (annualized)34.5%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	97.55%
Investment Companies	2.22%
Other Assets and Liabilities	0.23%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	22.03%
Consumer, Non-cyclical	17.75%
Consumer, Cyclical	17.09%
Technology	16.90%
Industrial	7.12%
Energy	5.77%
Communications	4.72%
Utilities	4.06%
Money Market Funds	2.22%
Basic Materials	2.11%
Other Assets and Liabilities	0.23%
Total Net Assets	100.00%

C000038529
Shareholder Report [Line Items]
Fund Name	Equity Income Account
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Equity Income Account (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$37	0.72%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%	[12]
AssetsNet	$ 741,579,000
Holdings Count | Holding	58
InvestmentCompanyPortfolioTurnover	34.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$741,579 Total Number of Portfolio Holdings58 Portfolio Turnover Rate (annualized)34.5%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	97.55%
Investment Companies	2.22%
Other Assets and Liabilities	0.23%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	22.03%
Consumer, Non-cyclical	17.75%
Consumer, Cyclical	17.09%
Technology	16.90%
Industrial	7.12%
Energy	5.77%
Communications	4.72%
Utilities	4.06%
Money Market Funds	2.22%
Basic Materials	2.11%
Other Assets and Liabilities	0.23%
Total Net Assets	100.00%

C000020904
Shareholder Report [Line Items]
Fund Name	Global Emerging Markets Account
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Emerging Markets Account (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$63	1.14%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.14%	[13]
AssetsNet	$ 96,758,000
Holdings Count | Holding	71
InvestmentCompanyPortfolioTurnover	56.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$96,758 Total Number of Portfolio Holdings71 Portfolio Turnover Rate (annualized)56.1%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	98.98%
Investment Companies	1.57%
Other Assets and Liabilities	(0.55)%
Total Net Assets	100.00%

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
Taiwan	24.06%
Korea, Republic Of	21.58%
India	12.72%
China	9.50%
Hong Kong	5.62%
Brazil	5.04%
Mexico	2.95%
United Arab Emirates	2.34%
Canada	2.10%
Singapore	1.89%
Greece	1.53%
Vietnam	1.52%
Poland	1.28%
Peru	1.20%
Netherlands	1.11%
Uruguay	1.05%
Saudi Arabia	1.01%
United States	0.94%
Hungary	0.63%
Turkey	0.62%
Other LocationsFootnote Reference*	1.86%
Other Assets and Liabilities	(0.55)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

C000038539
Shareholder Report [Line Items]
Fund Name	Government & High Quality Bond Account
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Government & High Quality Bond Account (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$25	0.50%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[14]
AssetsNet	$ 103,980,000
Holdings Count | Holding	260
InvestmentCompanyPortfolioTurnover	115.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$103,980 Total Number of Portfolio Holdings260 Portfolio Turnover Rate (annualized)115.4%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	79.95%
Bonds	23.09%
Investment Companies	1.01%
Other Assets and LiabilitiesFootnote Reference*	(4.05)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Mortgage Securities	93.89%
Asset Backed Securities	6.90%
Government	2.25%
Money Market Funds	1.01%
Other Assets and LiabilitiesFootnote Reference*	(4.05)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000020930
Shareholder Report [Line Items]
Fund Name	LargeCap Growth Account I
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about LargeCap Growth Account I (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$34	0.68%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[15]
AssetsNet	$ 592,828,000
Holdings Count | Holding	220
InvestmentCompanyPortfolioTurnover	202.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$592,828 Total Number of Portfolio Holdings220 Portfolio Turnover Rate (annualized)202.6%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	96.73%
Investment Companies	4.15%
Convertible Preferred Stocks	0.15%
Other Assets and LiabilitiesFootnote Reference*	(1.03)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Technology	45.14%
Communications	19.48%
Industrial	13.68%
Consumer, Non-cyclical	9.16%
Consumer, Cyclical	4.25%
Financial	4.06%
Money Market Funds	3.87%
Energy	0.59%
Utilities	0.44%
Exchange-Traded Funds	0.28%
Basic Materials	0.08%
Other Assets and LiabilitiesFootnote Reference*	(1.03)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000020908
Shareholder Report [Line Items]
Fund Name	LargeCap S&P 500 Index Account
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about LargeCap S&P 500 Index Account (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[16]
AssetsNet	$ 2,468,639,000
Holdings Count | Holding	507
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,468,639 Total Number of Portfolio Holdings507 Portfolio Turnover Rate (annualized)17.0%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	98.43%
Investment Companies	1.63%
Other Assets and LiabilitiesFootnote Reference*	(0.06)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Technology	34.65%
Communications	16.03%
Consumer, Non-cyclical	12.73%
Financial	12.62%
Industrial	8.53%
Consumer, Cyclical	7.33%
Energy	2.97%
Utilities	2.16%
Basic Materials	1.41%
Money Market Funds	0.90%
Exchange-Traded Funds	0.73%
Other Assets and LiabilitiesFootnote Reference*	(0.06)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000155998
Shareholder Report [Line Items]
Fund Name	LargeCap S&P 500 Index Account
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about LargeCap S&P 500 Index Account (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$23	0.45%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[17]
AssetsNet	$ 2,468,639,000
Holdings Count | Holding	507
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,468,639 Total Number of Portfolio Holdings507 Portfolio Turnover Rate (annualized)17.0%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	98.43%
Investment Companies	1.63%
Other Assets and LiabilitiesFootnote Reference*	(0.06)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Technology	34.65%
Communications	16.03%
Consumer, Non-cyclical	12.73%
Financial	12.62%
Industrial	8.53%
Consumer, Cyclical	7.33%
Energy	2.97%
Utilities	2.16%
Basic Materials	1.41%
Money Market Funds	0.90%
Exchange-Traded Funds	0.73%
Other Assets and LiabilitiesFootnote Reference*	(0.06)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000020910
Shareholder Report [Line Items]
Fund Name	MidCap Account
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MidCap Account (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$27	0.55%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%	[18]
AssetsNet	$ 517,977,000
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	31.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$517,977 Total Number of Portfolio Holdings73 Portfolio Turnover Rate (annualized)31.8%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.50%
Investment Companies	1.23%
Other Assets and Liabilities	(0.73)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	26.88%
Consumer, Cyclical	22.95%
Industrial	22.16%
Technology	14.33%
Consumer, Non-cyclical	6.79%
Utilities	4.38%
Basic Materials	1.87%
Money Market Funds	1.23%
Communications	0.14%
Other Assets and Liabilities	(0.73)%
Total Net Assets	100.00%

C000079602
Shareholder Report [Line Items]
Fund Name	MidCap Account
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MidCap Account (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$39	0.80%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.80%	[19]
AssetsNet	$ 517,977,000
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	31.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$517,977 Total Number of Portfolio Holdings73 Portfolio Turnover Rate (annualized)31.8%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.50%
Investment Companies	1.23%
Other Assets and Liabilities	(0.73)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	26.88%
Consumer, Cyclical	22.95%
Industrial	22.16%
Technology	14.33%
Consumer, Non-cyclical	6.79%
Utilities	4.38%
Basic Materials	1.87%
Money Market Funds	1.23%
Communications	0.14%
Other Assets and Liabilities	(0.73)%
Total Net Assets	100.00%

C000038532
Shareholder Report [Line Items]
Fund Name	Principal Capital Appreciation Account
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal Capital Appreciation Account (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$33	0.63%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%	[20]
AssetsNet	$ 262,315,000
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$262,315 Total Number of Portfolio Holdings101 Portfolio Turnover Rate (annualized)65.0%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.70%
Investment Companies	1.31%
Other Assets and Liabilities	(1.01)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Technology	33.80%
Communications	16.22%
Financial	14.60%
Consumer, Non-cyclical	11.74%
Consumer, Cyclical	9.35%
Industrial	7.53%
Energy	2.76%
Basic Materials	1.85%
Utilities	1.85%
Money Market Funds	1.31%
Other Assets and Liabilities	(1.01)%
Total Net Assets	100.00%

C000038533
Shareholder Report [Line Items]
Fund Name	Principal Capital Appreciation Account
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal Capital Appreciation Account (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$46	0.88%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.88%	[21]
AssetsNet	$ 262,315,000
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$262,315 Total Number of Portfolio Holdings101 Portfolio Turnover Rate (annualized)65.0%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.70%
Investment Companies	1.31%
Other Assets and Liabilities	(1.01)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Technology	33.80%
Communications	16.22%
Financial	14.60%
Consumer, Non-cyclical	11.74%
Consumer, Cyclical	9.35%
Industrial	7.53%
Energy	2.76%
Basic Materials	1.85%
Utilities	1.85%
Money Market Funds	1.31%
Other Assets and Liabilities	(1.01)%
Total Net Assets	100.00%

C000020916
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2020 Account
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime 2020 Account (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$1	0.01%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%	[22]
AssetsNet	$ 132,970,000
Holdings Count | Holding	21
InvestmentCompanyPortfolioTurnover	16.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$132,970 Total Number of Portfolio Holdings21 Portfolio Turnover Rate (annualized)16.6%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	99.99%
Other Assets and Liabilities	0.01%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	57.22%
Domestic Equity Funds	26.45%
International Equity Funds	13.80%
Real Asset Funds	2.52%
Other Assets and Liabilities	0.01%
Total Net Assets	100.00%

C000020917
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2030 Account
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime 2030 Account (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$1	0.01%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%	[23]
AssetsNet	$ 351,173,000
Holdings Count | Holding	21
InvestmentCompanyPortfolioTurnover	25.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$351,173 Total Number of Portfolio Holdings21 Portfolio Turnover Rate (annualized)25.7%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	99.99%
Other Assets and Liabilities	0.01%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	41.83%
Domestic Equity Funds	36.59%
International Equity Funds	19.09%
Real Asset Funds	2.48%
Other Assets and Liabilities	0.01%
Total Net Assets	100.00%

C000020918
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2040 Account
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime 2040 Account (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$1	0.01%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%	[24]
AssetsNet	$ 263,484,000
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	20.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$263,484 Total Number of Portfolio Holdings18 Portfolio Turnover Rate (annualized)20.6%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	99.98%
Other Assets and Liabilities	0.02%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	49.20%
International Equity Funds	25.70%
Fixed Income Funds	22.59%
Real Asset Funds	2.49%
Other Assets and Liabilities	0.02%
Total Net Assets	100.00%

C000020919
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2050 Account
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime 2050 Account (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$1	0.02%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%	[25]
AssetsNet	$ 113,305,000
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	26.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$113,305 Total Number of Portfolio Holdings18 Portfolio Turnover Rate (annualized)26.2%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	99.98%
Other Assets and Liabilities	0.02%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	60.39%
International Equity Funds	31.55%
Fixed Income Funds	5.59%
Real Asset Funds	2.45%
Other Assets and Liabilities	0.02%
Total Net Assets	100.00%

C000126088
Shareholder Report [Line Items]
Fund Name	Principal LifeTime 2060 Account
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime 2060 Account (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$2	0.03%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[26]
AssetsNet	$ 51,307,000
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	27.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$51,307 Total Number of Portfolio Holdings18 Portfolio Turnover Rate (annualized)27.6%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	99.98%
Other Assets and Liabilities	0.02%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	62.34%
International Equity Funds	32.57%
Fixed Income Funds	2.62%
Real Asset Funds	2.45%
Other Assets and Liabilities	0.02%
Total Net Assets	100.00%

C000020920
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Strategic Income Account
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal LifeTime Strategic Income Account (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$1	0.02%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%	[27]
AssetsNet	$ 60,520,000
Holdings Count | Holding	21
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$60,520 Total Number of Portfolio Holdings21 Portfolio Turnover Rate (annualized)28.0%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	99.99%
Other Assets and Liabilities	0.01%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	62.29%
Domestic Equity Funds	23.13%
International Equity Funds	12.05%
Real Asset Funds	2.52%
Other Assets and Liabilities	0.01%
Total Net Assets	100.00%

C000020921
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Account
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Real Estate Securities Account (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$41	0.78%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.78%	[28]
AssetsNet	$ 296,579,000
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	27.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$296,579 Total Number of Portfolio Holdings45 Portfolio Turnover Rate (annualized)27.9%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	98.61%
Investment Companies	1.31%
Other Assets and Liabilities	0.08%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	96.63%
Consumer, Cyclical	1.98%
Money Market Funds	1.31%
Other Assets and Liabilities	0.08%
Total Net Assets	100.00%

C000038552
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Account
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Real Estate Securities Account (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$55	1.03%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.03%	[29]
AssetsNet	$ 296,579,000
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	27.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$296,579 Total Number of Portfolio Holdings45 Portfolio Turnover Rate (annualized)27.9%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	98.61%
Investment Companies	1.31%
Other Assets and Liabilities	0.08%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	96.63%
Consumer, Cyclical	1.98%
Money Market Funds	1.31%
Other Assets and Liabilities	0.08%
Total Net Assets	100.00%

C000038543
Shareholder Report [Line Items]
Fund Name	SAM Balanced Portfolio
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SAM Balanced Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$12	0.23%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%	[30]
AssetsNet	$ 565,044,000
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$565,044 Total Number of Portfolio Holdings35 Portfolio Turnover Rate (annualized)71.0%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and LiabilitiesFootnote Reference*	0.00%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	43.85%
Fixed Income Funds	27.35%
International Equity Funds	20.11%
Real Asset Funds	5.34%
Money Market Funds	2.23%
Alternative Funds	1.12%
Other Assets and LiabilitiesFootnote Reference*	0.00%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000038542
Shareholder Report [Line Items]
Fund Name	SAM Balanced Portfolio
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SAM Balanced Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$25	0.48%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%	[31]
AssetsNet	$ 565,044,000
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$565,044 Total Number of Portfolio Holdings35 Portfolio Turnover Rate (annualized)71.0%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and LiabilitiesFootnote Reference*	0.00%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	43.85%
Fixed Income Funds	27.35%
International Equity Funds	20.11%
Real Asset Funds	5.34%
Money Market Funds	2.23%
Alternative Funds	1.12%
Other Assets and LiabilitiesFootnote Reference*	0.00%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000038545
Shareholder Report [Line Items]
Fund Name	SAM Conservative Balanced Portfolio
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SAM Conservative Balanced Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$12	0.24%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[32]
AssetsNet	$ 157,153,000
Holdings Count | Holding	33
InvestmentCompanyPortfolioTurnover	54.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$157,153 Total Number of Portfolio Holdings33 Portfolio Turnover Rate (annualized)54.8%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	99.95%
Other Assets and LiabilitiesFootnote Reference*	0.05%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	47.54%
Domestic Equity Funds	28.37%
International Equity Funds	13.15%
Real Asset Funds	5.00%
Money Market Funds	4.75%
Alternative Funds	1.14%
Other Assets and LiabilitiesFootnote Reference*	0.05%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000038544
Shareholder Report [Line Items]
Fund Name	SAM Conservative Balanced Portfolio
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SAM Conservative Balanced Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$25	0.49%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[33]
AssetsNet	$ 157,153,000
Holdings Count | Holding	33
InvestmentCompanyPortfolioTurnover	54.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$157,153 Total Number of Portfolio Holdings33 Portfolio Turnover Rate (annualized)54.8%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	99.95%
Other Assets and LiabilitiesFootnote Reference*	0.05%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	47.54%
Domestic Equity Funds	28.37%
International Equity Funds	13.15%
Real Asset Funds	5.00%
Money Market Funds	4.75%
Alternative Funds	1.14%
Other Assets and LiabilitiesFootnote Reference*	0.05%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000038546
Shareholder Report [Line Items]
Fund Name	SAM Conservative Growth Portfolio
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SAM Conservative Growth Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$12	0.23%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%	[34]
AssetsNet	$ 450,406,000
Holdings Count | Holding	27
InvestmentCompanyPortfolioTurnover	77.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$450,406 Total Number of Portfolio Holdings27 Portfolio Turnover Rate (annualized)77.4%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	55.98%
International Equity Funds	26.15%
Fixed Income Funds	10.90%
Real Asset Funds	5.26%
Money Market Funds	0.95%
Alternative Funds	0.79%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

C000038547
Shareholder Report [Line Items]
Fund Name	SAM Conservative Growth Portfolio
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SAM Conservative Growth Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$25	0.48%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%	[35]
AssetsNet	$ 450,406,000
Holdings Count | Holding	27
InvestmentCompanyPortfolioTurnover	77.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$450,406 Total Number of Portfolio Holdings27 Portfolio Turnover Rate (annualized)77.4%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	55.98%
International Equity Funds	26.15%
Fixed Income Funds	10.90%
Real Asset Funds	5.26%
Money Market Funds	0.95%
Alternative Funds	0.79%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

C000038548
Shareholder Report [Line Items]
Fund Name	SAM Flexible Income Portfolio
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SAM Flexible Income Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$12	0.24%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[36]
AssetsNet	$ 111,309,000
Holdings Count | Holding	32
InvestmentCompanyPortfolioTurnover	42.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$111,309 Total Number of Portfolio Holdings32 Portfolio Turnover Rate (annualized)42.1%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	99.92%
Other Assets and LiabilitiesFootnote Reference*	0.08%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	64.12%
Domestic Equity Funds	17.29%
International Equity Funds	7.26%
Money Market Funds	6.75%
Real Asset Funds	3.18%
Alternative Funds	1.32%
Other Assets and LiabilitiesFootnote Reference*	0.08%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000038549
Shareholder Report [Line Items]
Fund Name	SAM Flexible Income Portfolio
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SAM Flexible Income Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$25	0.49%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[37]
AssetsNet	$ 111,309,000
Holdings Count | Holding	32
InvestmentCompanyPortfolioTurnover	42.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$111,309 Total Number of Portfolio Holdings32 Portfolio Turnover Rate (annualized)42.1%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	99.92%
Other Assets and LiabilitiesFootnote Reference*	0.08%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Fixed Income Funds	64.12%
Domestic Equity Funds	17.29%
International Equity Funds	7.26%
Money Market Funds	6.75%
Real Asset Funds	3.18%
Alternative Funds	1.32%
Other Assets and LiabilitiesFootnote Reference*	0.08%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000038530
Shareholder Report [Line Items]
Fund Name	SAM Strategic Growth Portfolio
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SAM Strategic Growth Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$12	0.23%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%	[38]
AssetsNet	$ 525,381,000
Holdings Count | Holding	21
InvestmentCompanyPortfolioTurnover	82.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$525,381 Total Number of Portfolio Holdings21 Portfolio Turnover Rate (annualized)82.8%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	64.53%
International Equity Funds	30.71%
Real Asset Funds	2.15%
Money Market Funds	1.12%
Alternative Funds	0.78%
Fixed Income Funds	0.74%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

C000038531
Shareholder Report [Line Items]
Fund Name	SAM Strategic Growth Portfolio
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SAM Strategic Growth Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$25	0.48%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%	[39]
AssetsNet	$ 525,381,000
Holdings Count | Holding	21
InvestmentCompanyPortfolioTurnover	82.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$525,381 Total Number of Portfolio Holdings21 Portfolio Turnover Rate (annualized)82.8%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Table Summary
Fund Type	Percent of Net Assets
Domestic Equity Funds	64.53%
International Equity Funds	30.71%
Real Asset Funds	2.15%
Money Market Funds	1.12%
Alternative Funds	0.78%
Fixed Income Funds	0.74%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

C000038541
Shareholder Report [Line Items]
Fund Name	Short-Term Income Account
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term Income Account (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$21	0.42%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[40]
AssetsNet	$ 141,374,000
Holdings Count | Holding	437
InvestmentCompanyPortfolioTurnover	53.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$141,374 Total Number of Portfolio Holdings437 Portfolio Turnover Rate (annualized)53.7%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	86.26%
U.S. Government & Government Agency Obligations	11.08%
Investment Companies	2.26%
Other Assets and LiabilitiesFootnote Reference*	0.40%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	22.73%
Asset Backed Securities	21.07%
Mortgage Securities	13.63%
Government	11.07%
Utilities	7.36%
Consumer, Non-cyclical	5.52%
Technology	4.37%
Energy	4.25%
Industrial	3.24%
Communications	2.77%
Money Market Funds	2.26%
Basic Materials	0.77%
Consumer, Cyclical	0.56%
Other Assets and LiabilitiesFootnote Reference*	0.40%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000020923
Shareholder Report [Line Items]
Fund Name	SmallCap Account
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SmallCap Account (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$46	0.84%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.84%	[41]
AssetsNet	$ 197,301,000
Holdings Count | Holding	111
InvestmentCompanyPortfolioTurnover	62.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$197,301 Total Number of Portfolio Holdings111 Portfolio Turnover Rate (annualized)62.7%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.49%
Investment Companies	3.93%
Other Assets and Liabilities	(3.42)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	23.52%
Consumer, Non-cyclical	23.48%
Industrial	17.50%
Technology	12.24%
Consumer, Cyclical	10.29%
Energy	6.10%
Money Market Funds	3.93%
Basic Materials	3.14%
Utilities	2.64%
Communications	0.58%
Other Assets and Liabilities	(3.42)%
Total Net Assets	100.00%

C000152597
Shareholder Report [Line Items]
Fund Name	SmallCap Account
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SmallCap Account (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$59	1.09%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.09%	[42]
AssetsNet	$ 197,301,000
Holdings Count | Holding	111
InvestmentCompanyPortfolioTurnover	62.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$197,301 Total Number of Portfolio Holdings111 Portfolio Turnover Rate (annualized)62.7%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.49%
Investment Companies	3.93%
Other Assets and Liabilities	(3.42)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	23.52%
Consumer, Non-cyclical	23.48%
Industrial	17.50%
Technology	12.24%
Consumer, Cyclical	10.29%
Energy	6.10%
Money Market Funds	3.93%
Basic Materials	3.14%
Utilities	2.64%
Communications	0.58%
Other Assets and Liabilities	(3.42)%
Total Net Assets	100.00%

C000238595
Shareholder Report [Line Items]
Fund Name	U.S. LargeCap S&P 500 Index Buffer April Account
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about U.S. LargeCap S&P 500 Index Buffer April Account (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$49	0.96%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%	[43]
AssetsNet	$ 32,050,000
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	27.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$32,050 Total Number of Portfolio Holdings9 Portfolio Turnover Rate (annualized)27.5%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	92.48%
Purchased Options	16.78%
Other Assets and LiabilitiesFootnote Reference*	(9.26)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Exchange-Traded Funds	92.40%
Purchased Options	16.78%
Money Market Funds	0.08%
Other Assets and LiabilitiesFootnote Reference*	(9.26)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000238596
Shareholder Report [Line Items]
Fund Name	U.S. LargeCap S&P 500 Index Buffer January Account
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about U.S. LargeCap S&P 500 Index Buffer January Account (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$49	0.95%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%	[44]
AssetsNet	$ 37,462,000
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	91.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$37,462 Total Number of Portfolio Holdings9 Portfolio Turnover Rate (annualized)91.4%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	143.52%
Purchased Options	23.49%
Other Assets and LiabilitiesFootnote Reference*	(67.01)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Exchange-Traded Funds	143.51%
Purchased Options	23.49%
Money Market Funds	0.01%
Other Assets and LiabilitiesFootnote Reference*	(67.01)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000235586
Shareholder Report [Line Items]
Fund Name	U.S. LargeCap S&P 500 Index Buffer July Account
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about U.S. LargeCap S&P 500 Index Buffer July Account (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$49	0.95%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%	[45]
AssetsNet	$ 110,977,000
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	27.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$110,977 Total Number of Portfolio Holdings8 Portfolio Turnover Rate (annualized)27.2%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	55.22%
Purchased Options	10.97%
Other Assets and LiabilitiesFootnote Reference*	33.81%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Exchange-Traded Funds	55.22%
Purchased Options	10.97%
Other Assets and LiabilitiesFootnote Reference*	33.81%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

C000238594
Shareholder Report [Line Items]
Fund Name	U.S. LargeCap S&P 500 Index Buffer October Account
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about U.S. LargeCap S&P 500 Index Buffer October Account (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$49	0.96%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%	[46]
AssetsNet	$ 52,621,000
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	5.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$52,621 Total Number of Portfolio Holdings9 Portfolio Turnover Rate (annualized)5.3%
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	115.05%
Purchased Options	17.14%
Other Assets and LiabilitiesFootnote Reference*	(32.19)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Exchange-Traded Funds	115.03%
Purchased Options	17.14%
Money Market Funds	0.02%
Other Assets and LiabilitiesFootnote Reference*	(32.19)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

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